D4 Contractual obligations	12 Months Ended
Dec. 31, 2022
Disclosure Of Contractual Obligations [Abstract]
D4 Contractual obligations

Contractual obligations

Contractual obligations, SEK billion

	Payment due by period
	<1	1–3	3–5	>5
2022	year	years	years	years	Total
Current and non-current debt 1)	6.3	12.9	9.1	11.2	39.5
Lease obligations 2)	3.0	4.4	2.1	1.1	10.6
Other non-current liabilities	—	0.6	—	0.1	0.7
Purchase obligations 3)	17.8	3.1	0.2	—	21.1
Trade payables	38.4	—	—	—	38.4
Commitments for customer finance 4)	44.3	8.6	1.2	—	54.1
Derivatives liabilities 4)	0.9	1.1	0.6	—	2.6
Total	110.7	30.7	13.2	12.4	167.0

2021
Current and non-current debt 1)	9.8	10.4	3.1	10.1	33.4
Lease obligations 2)	2.6	4.3	2.3	1.4	10.6
Other non-current liabilities	—	1.0	—	0.6	1.6
Purchase obligations 3)	23.2	4.1	0.3	—	27.6
Trade payables	35.7	—	—	—	35.7
Commitments for customer finance 4)	34.4	9.7	3.2	—	47.3
Derivatives liabilities 4)	0.4	0.4	—	—	0.8
Total	106.1	29.9	8.9	12.1	157.0

1)	Current and non-current debt, including interest commitments.

2)	Future lease obligations, nominal lease liability, see also note C3 “Leases.”

3)	The amounts of purchase obligations are gross, before deduction of any related provisions.

4)	See also note F1 “Financial risk management.”
Contractual purchase obligations at the end of 2022 were lower than the previous year end as supply chain constraints eased in the fourth quarter of 2022. However, contractual obligations have increased due to unfavorable exchange rate movements and an increase in cu stom
er finance commitments.